FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/11





























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2011

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 96.22%

Sawmills and Planing Mills-4.57%
   Universal Forest Products			  19,000	        456,950

Fabricated Rubber Products-3.74%
   Cooper Tire Rubber				  34,314	        373,679

Hospital and Medical Service Plans-3.58%
   Amerigroup Corp                           9,170            357,722

Pharmaceutical Preparation-7.63%
   ViroPharma   					  42,235	        763,187

Services-Computer Processing &
Data Prep-4.23%
   Total System Services			  25,000		  423,250

Telephone Communications-3.63%
   Neutral Tandem					  37,500	        363,000

Small Arms-2.39%
   Smith & Wesson Holding Corp.             95,000		  239,400

Retail-Nonstore Retailers-3.94%
   Nutrisystem Inc.                         32,500	        393,575

Retail-Computer & Computer Software
Stores-4.04%
   GameStop						  17,500            404,250

Services-Offices, Clinics of Doctors
of Medicine-4.57%
   Coventry Health Care 		        15,865	        457,071

Motors and Generators-3.11%
   American Superconductor			  79,056            310,690

Retail Apparel-3.82%
   Aeropostale                              35,375            382,404





- Continued -


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2011


DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Home Health Care Services-2.95%
   Amedisys Inc.					   19,928	        295,333

Hospitals-4.55%
   AmSurg Corp.					   20,200           454,500

Colleges, Universities, and Prof
Schools-1.81%
   Corinthian Colleges Inc.  			  116,485		  180,552

Poultry, Slaughtering & Processing-7.13%
   Sanderson Farms Inc.                      15,000           712,500

Chewing and Smoking Tobacco and Snuff-9.10%
   Universal Corp                            25,360           909,410

Biological Products, Except Diagnostic
Substances-5.83%
   PDL Biopharma                            105,000           582,750

Footwear-4.97%
   Skechers USA, Inc.                        35,435           497,153

Telephone and Telegraph Apparatus-5.21%
   Tellabs, Inc.                            121,360           520,634

Industrial Inorganic Chemicals-2.78%
   Olin					         15,424           277,786

Radio, TV & Consumer Electronic Stores-2.65%
   RadioShack Corp.				   22,777           264,668

                                                             --------

Total common stocks (cost $10,023,405)                      9,620,464










SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2011





SHORT-TERM INVESTMENTS ? 3.78%
   Schwab Money Fund-Bears interest at approx 0.01%
       			                                     377,962
                                                            --------

   Total short-term investments (cost $377,962)              377,962
                                                            --------

Total investment securities ? 100.00% (cost $10,401,367)   9,998,426

Other assets less liabilities ? 0.00%                           (328)
                                                            --------

Net assets ? 100.00%                                   $   9,998,098
                                                        ============







The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.







Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)



The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2011:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $ 9,998,426          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $ 9,998,426          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.


























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2011 were $6,821,446 and $11,910,185, respectively. At the end of the period, net unrealized depreciation for Federal Income tax purposes aggregated ($402,941), of which $1,363,196 related to unrealized appreciation of securities and ($1,766,137) related to unrealized depreciation of securities. The cost of investments at September 30, 2011 for Federal Income tax purposes was $10,023,405, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.






















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                        -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/27/2011






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/27/2011